Operating Segments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2018
	(Unaudited)
	€ in thousands

Revenues	4,830	1,472	2,001	27,718	1,391	-	37,412	(29,261)	8,151
Operating expenses	(804)	(290)	(254)	(21,742)	(1,262)	-	(24,352)	21,742	(2,610)
Depreciation expenses	(1,779)	(416)	(1,031)	(2,364)	(391)	-	(5,981)	3,214	(2,767)
Gross profit	2,247	766	716	3,612	(262)	-	7,079	(4,305)	2,774
Project development costs								(1,771)	(1,771)
General and
administrative expenses								(1,977)	(1,977)
Share of profits (loss) of
equity accounted investee								501	501
Other income, net								73	73
Operating Loss								(400)	(400)
Financing income								1,588	1,588
Financing income
(expenses) in connection
with derivatives, net								285	285
Financing expenses, net								(2,789)	(2,789)
Loss before taxes on
income								(1,316)	(1,316)
Segment assets as at
June 30, 2018	56,375	15,956	35,651	106,293	19,546	2,244	236,065	(19,317)	216,748

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2017
	(Unaudited)
	€ in thousands

Revenues	5,254	1,514	-	28,710	-	-	35,478	(28,710)	6,768
Operating expenses	(574)	(289)	-	(22,591)	-	-	(23,454)	22,591	(863)
Depreciation expenses	(1,779)	(413)	-	(2,314)	-	-	(4,506)	2,308	(2,198)
Gross profit	2,901	812	-	3,805	-	-	7,518	(3,811)	3,707
Project development costs								(1,431)	(1,431)
General and
administrative expenses								(1,210)	(1,210)
Share of pro loss of equity
accounted investee								(73)	(73)
Other income, net								9	9
Operating Profit								1,002	1,002
Financing income								291	291
Financing income
(expenses) in connection
with derivatives, net								(1,590)	(1,590)
Financing expenses, net								(4,463)	(4,463)
Loss before taxes on
income								(4,760)	(4,760)
Segment assets as at
June 30, 2017	62,419	17,642	-	117,372	16,916	2,446	216,795	(35,892)	180,903

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2017
	€ in thousands
Revenues	10,143	3,007	1,378	58,234	303	-	73,065	(59,429)	13,636
Operating expenses	(1,661)	(677)	(117)	(30,077)	(94)	-	(32,626)	30,077	(2,549)
Depreciation expenses	(3,567)	(828)	(438)	(4,817)	(111)	-	(9,761)	5,243	(4,518)
Gross profit	4,915	1,502	823	23,340	98	-	30,678	(24,109)	6,569
Project development costs								(2,739)	(2,739)
General and
administrative expenses								(2,420)	(2,420)
Share of profits (loss) of
equity accounted investee								1,531	1,531
Other income, net								18	18
Operating Profit								2,959	2,959
Financing income								1,333	1,333
Financing income
(expenses) in connection
with derivatives, net								(3,156)	(3,156)
Financing expenses, net								(7,405)	(7,405)
Loss before taxes on
income								(6,269)	(6,269)
Segment assets as at
December 31, 2017	59,015	47,600	37,903	114,282	16,882	2,386	278,068	(79,980)	198,088